EARNINGS PER SHARE (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income from continuing operations		¥ 405,575,533	$ 58,988,513	¥ 142,191,365	¥ 990,235,555
Net income from discontinued operations					1,001,564,260
Total net income		405,575,533	58,988,513	142,191,365	1,991,799,815
Net income from continuing operations		405,575,533	58,988,513	142,191,365	990,235,555
Less: Net (loss)/income attributable to non-controlling interests from continuing operations		(903,161)	(131,359)	485,676	(432,541)
Net income attributable to JinkoSolar's ordinary shareholders from continuing operations		406,478,694		141,705,689	990,668,096
Net income from discontinued operations					1,001,564,260
Less: Net income attributable to non-controlling interests from discontinued operations					6,044,451
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations					159,477,930
Net income/(loss) attributable to JinkoSolar's ordinary shareholders from discontinued operations	¥ 1,001,564,260
Net income attributable to JinkoSolar's ordinary shareholders from continuing operations		¥ 406,478,694		¥ 141,705,689	¥ 990,668,096
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares		153,806,379	153,806,379	128,944,330	125,870,272
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares		154,704,166	154,704,166	131,687,230	130,590,441
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations | (per share)		¥ 2.64	$ 0.38	¥ 1.10	¥ 7.87
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations | (per share)		2.63	0.38	1.08	7.63
Discontinued operations
Basic earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations | (per share)					6.64
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations | (per share)					¥ 6.40
Continuing Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income per share for continuing operations		¥ 406,478,694		¥ 141,705,689	¥ 996,810,757
Discontinued Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to JinkoSolar's ordinary shareholders from discontinued operations		0		0	836,041,879
Numerator for diluted income per share for continuing operations		0		0	836,041,879
2016 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest expense add back on assumed conversion of convertible senior notes		¥ 0		¥ 0	¥ 6,142,661
Incremental shares on assumed conversion of convertible notes | shares		0	0	0	2,474,074
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental shares on assumed conversion of convertible notes | shares		897,786	897,786	2,742,900	2,246,095